Document and Entity Information	Oct. 15, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 15, 2021
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 15, 2021
Document Effective Date	Oct. 15, 2021
Prospectus Date	May 01, 2021
Baillie Gifford Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Baillie Gifford Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX
Baillie Gifford China A Shares Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BCANX
Baillie Gifford China A Shares Growth Fund | Class K
Prospectus:
Trading Symbol	BCAKX
Baillie Gifford China Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGCBX
Baillie Gifford China Equities Fund | Class K
Prospectus:
Trading Symbol	BGCDX
Baillie Gifford Developed EAFE All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Baillie Gifford Developed EAFE All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Baillie Gifford Developed EAFE All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Baillie Gifford Developed EAFE All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Baillie Gifford Developed EAFE All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Baillie Gifford Developed EAFE All Cap Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Baillie Gifford EAFE Plus All Cap Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Baillie Gifford EAFE Plus All Cap Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Baillie Gifford EAFE Plus All Cap Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Baillie Gifford EAFE Plus All Cap Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Baillie Gifford EAFE Plus All Cap Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Baillie Gifford EAFE Plus All Cap Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Baillie Gifford Emerging Markets Equities Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Baillie Gifford Emerging Markets Equities Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Baillie Gifford Emerging Markets Equities Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Baillie Gifford Emerging Markets Equities Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Baillie Gifford Emerging Markets Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGEGX
Baillie Gifford Emerging Markets Equities Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Baillie Gifford Global Alpha Equities Fund | Class 4
Prospectus:
Trading Symbol	BGALX
Baillie Gifford Global Alpha Equities Fund | Class 2
Prospectus:
Trading Symbol	BGATX
Baillie Gifford Global Alpha Equities Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
Baillie Gifford Global Alpha Equities Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
Baillie Gifford Global Alpha Equities Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Baillie Gifford Global Alpha Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Baillie Gifford International Alpha Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Baillie Gifford International Alpha Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Baillie Gifford International Alpha Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Baillie Gifford International Alpha Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Baillie Gifford International Alpha Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Baillie Gifford International Alpha Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Baillie Gifford International Growth Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Baillie Gifford International Growth Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Baillie Gifford International Growth Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Baillie Gifford International Growth Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Baillie Gifford International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Baillie Gifford International Growth Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Baillie Gifford International Smaller Companies Fund | Class K
Prospectus:
Trading Symbol	BICKX
Baillie Gifford International Smaller Companies Fund | Institutional Class
Prospectus:
Trading Symbol	BICIX
Baillie Gifford Japan Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BAABX
Baillie Gifford Japan Growth Fund | Class K
Prospectus:
Trading Symbol	BAADX
Baillie Gifford Long Term Global Growth Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
Baillie Gifford Long Term Global Growth Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Baillie Gifford Long Term Global Growth Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Baillie Gifford Long Term Global Growth Fund | Class 5
Prospectus:
Trading Symbol	BGADX
Baillie Gifford Long Term Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Baillie Gifford Long Term Global Growth Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Baillie Gifford U.S. Discovery Fund | Institutional Class
Prospectus:
Trading Symbol	BGUIX
Baillie Gifford U.S. Discovery Fund | Class K
Prospectus:
Trading Symbol	BGUKX
Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX